Intangible Assets - Key Assumptions Used in Impairment Testing (Detail)	Mar. 31, 2024	Mar. 31, 2023
SMBC Nikko Securities Inc. [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate		7.90%
Growth rate		1.00%
SMBC Consumer Finance Co., Ltd [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	8.04%	8.95%
Growth rate	1.00%	1.00%
Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	11.90%	11.30%
Growth rate	1.80%	1.00%
SMFG India Credit Company Limited [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	16.80%	17.60%
Growth rate	8.00%	8.10%